Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Leases - Lease Expenses (Table)

	Three Month Period Ended June 30, 2023	Three Month Period Ended June 30, 2022
Lease expense for charter-in contracts	$1,553	$1,013
Lease expense for land lease agreements	180	165
Lease expense for office lease agreements	118	120
Total	$1,851	$1,298

	Six Month Period Ended June 30, 2023	Six Month Period Ended June 30, 2022
Lease expense for charter-in contracts	$2,815	$2,021
Lease expense for land lease agreements	293	309
Lease expense for office lease agreements	233	191
Total	$3,341	$2,521

Leases - Total amount of lease payments on an undiscounted basis (Table)

	Land leases	Office space	Liquid Barges
June 30, 2024	$972	$626	$2,586
June 30, 2025	972	64	2,477
June 30, 2026	900	60	2,477
June 30, 2027	799	23	2,477
June 30, 2028 and thereafter	21,995	—	1,651
Total	$25,638	$773	$11,668
Operating lease liabilities, including current portion	$9,759	$716	$10,096
Discount based on incremental borrowing rate	$15,879	$57	$1,572